Goodwill - Reconciliation of Goodwill by Group Segment (Details) - Goodwill - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	€ 25,748	€ 26,841
Disposals	(179)
Additions	6
Transfer to Non-currents assets held for sale		(183)
Write-offs and disposals	(206)	(356)
Exchange rate impact and other	34	(554)
Ending balance	25,403	25,748
Others
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	95	102
Disposals	(1)
Additions	2
Transfer to Non-currents assets held for sale		0
Write-offs and disposals	0	(6)
Exchange rate impact and other	0	(1)
Ending balance	96	95
Telefónica Spain | Operating segments
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	4,310	4,310
Disposals	(11)
Additions	0
Transfer to Non-currents assets held for sale		0
Write-offs and disposals	0	0
Exchange rate impact and other	0	0
Ending balance	4,299	4,310
Telefónica Brazil | Operating segments
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	8,991	10,057
Disposals	(1)
Additions	0
Transfer to Non-currents assets held for sale		0
Write-offs and disposals	0	0
Exchange rate impact and other	(176)	(1,066)
Ending balance	8,814	8,991
Telefónica Germany | Operating segments
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	4,815	4,815
Disposals	0
Additions	4
Transfer to Non-currents assets held for sale		0
Write-offs and disposals	0	0
Exchange rate impact and other	0	0
Ending balance	4,819	4,815
Telefónica United Kingdom | Operating segments
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	4,611	4,648
Disposals	0
Additions	0
Transfer to Non-currents assets held for sale		0
Write-offs and disposals	0	0
Exchange rate impact and other	236	(37)
Ending balance	4,847	4,611
Telefónica Hispam Norte | Operating segments
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	464	1,002
Disposals	(144)
Additions	0
Transfer to Non-currents assets held for sale		(183)
Write-offs and disposals	0	(350)
Exchange rate impact and other	5	(5)
Ending balance	325	464
Telefónica Hispam Sur | Operating segments
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	2,462	1,907
Disposals	(22)
Additions	0
Transfer to Non-currents assets held for sale		0
Write-offs and disposals	(206)	0
Exchange rate impact and other	(31)	555
Ending balance	€ 2,203	€ 2,462